Consolidated balance sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 79,135,753	$ 3,389,834
Restricted cash	485,693	451,225
Receivable from related party	375,801	355,023
Trade and other receivables	3,572,656	1,400,275
Other current assets	581,331	0
Inventories	4,935,331	258,846
Advances and prepayments	543,884	150,544
Total current assets	89,630,449	6,005,747
Non current assets
Vessels, net	194,134,266	119,962,984
Restricted cash	2,500,000	2,500,000
Total non current assets	196,634,266	122,462,984
Total assets	286,264,715	128,468,731
Current liabilities
Trade accounts payable	5,770,455	1,430,251
Payable to related parties	394,328	1,119,055
Accrued liabilities	1,093,353	486,674
Customer deposits	368,000	368,000
Deferred income	190,499	482,321
Current portion of long-term debt	4,753,798	4,747,616
Total current liabilities	12,570,433	8,633,917
Non current liabilities
Long-term debt	20,710,259	23,088,971
Total non current liabilities	20,710,259	23,088,971
Total liabilities	33,280,692	31,722,888
Commitments and contingencies
Stockholders' equity
Capital stock, 2,000,000,000 shares authorized at December 31, 2021 and June 30, 2022, 4,775,272 shares issued and outstanding at December 31, 2021 and 190,254,034 shares issued and outstanding at June 30, 2022	1,902,540	47,753
Preferred stock, 200,000,000 shares authorized at December 31, 2021 and June 30, 2022 and 795,878 issued and outstanding at December 31, 2021 and June 30, 2022	7,959	7,959
Additional paid-in capital	251,240,980	97,161,688
Accumulated deficit	(167,456)	(471,557)
Total stockholders' equity	252,984,023	96,745,843
Total liabilities and stockholders' equity	$ 286,264,715	$ 128,468,731